Note 3- Fair Value Measurements - Fair Value Measurements (Details) - EBP 20-2991357 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Total investments, at fair value		$ 244,176,081	$ 225,410,977
EBP, Employer, Common Stock [Member]
Total investments, at fair value		2,425,080	3,494,911
Fair Value, Inputs, Level 1 [Member]
Total investments, at fair value		90,671,754	85,609,648
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Total investments, at fair value		85,963,894	79,967,691
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock [Member]
Total investments, at fair value		2,425,080	3,494,911
Fair Value, Inputs, Level 1 [Member] | EBP, Self-Directed Brokerage Account [Member]
Total investments, at fair value		2,282,780	2,147,046
Fair Value, Inputs, Level 2 [Member]
Total investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Total investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Employer, Common Stock [Member]
Total investments, at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Self-Directed Brokerage Account [Member]
Total investments, at fair value		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Total investments, at fair value		90,671,754	85,609,648
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Fund [Member]
Total investments, at fair value		85,963,894	79,967,691
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Employer, Common Stock [Member]
Total investments, at fair value		2,425,080	3,494,911
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | EBP, Self-Directed Brokerage Account [Member]
Total investments, at fair value		2,282,780	2,147,046
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member]
Total investments, at fair value	[1]	$ 153,504,327	$ 139,801,329

[1]	In accordance with FASB Subtopic 820-10, certain investments that were measured at net asset value per share (or their equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.